Segments and Geographical Information - Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 4,815	$ 4,358	$ 4,194
Operating income (loss)	651	412	357
HPMS [Member]
Segment Reporting Information [Line Items]
Revenue	3,533	2,976	2,653
Operating income (loss)	712	479	288
SP [Member]
Segment Reporting Information [Line Items]
Revenue	1,145	1,168	1,216
Operating income (loss)	39	89	200
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	137	214	325
Operating income (loss)	$ (100)	$ (156)	$ (131)